SEC FILE NO. 33-56094

                                  PILGRIM FUNDS

         Supplement dated August 14, 2000 to the Class A, B, C, M and T
       Domestic Equity Funds and International Equity Funds Prospectuses
                               dated July 31, 2000
        (This supplement supercedes the Supplement dated July 31, 2000.)

1. TERMINATION OF SUB-ADVISER FOR PILGRIM LARGECAP GROWTH FUND, PILGRIM WORLDWIDE GROWTH FUND, PILGRIM INTERNATIONAL CORE GROWTH FUND, PILGRIM EMERGING COUNTRIES FUND, AND PILGRIM CONVERTIBLE FUND.

     Effective October 1, 2000, Nicholas-Applegate Capital Management ("NACM") will no longer serve as Sub-Adviser of Pilgrim Convertible Fund ("Convertible Fund"), Pilgrim LargeCap Growth Fund ("LargeCap Growth Fund"), Pilgrim Worldwide Growth Fund ("Worldwide Growth Fund"), Pilgrim International Core Growth Fund ("International Core Growth Fund") and Pilgrim Emerging Countries Fund ("Emerging Countries Fund") (collectively, the "Funds"). NACM currently serves as a Sub-Adviser to Pilgrim Investments, Inc. ("Pilgrim Investments") which is the Adviser for those Funds. Effective October 1, 2000, Pilgrim Investments will manage directly these Funds under its existing Investment Management Agreement. The fees payable to Pilgrim Investments for serving as Adviser will not change.

     Effective October 1, 2000, Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of Pilgrim Investments, and Thomas J. Sullivan, Vice President and Portfolio Manager of Pilgrim Investments, will share responsibility for the day-to-day management of LargeCap Growth Fund. Ms. Lisanti also will be primarily responsible for the day-to-day management of the domestic equity component of Worldwide Growth Fund. The biography for Ms. Lisanti is set forth in the Prospectus. Thomas J. Sullivan was a Partner and Equity Trader for First NY Securities, LLC in New York from April, 2000 to August, 2000. From April, 1994 to March, 2000, Mr. Sullivan was Vice President and portfolio manager at NACM and part of the team that managed LargeCap Growth Fund. Mr. Sullivan was also the co-manager of the Pilgrim MidCap Growth Fund during that time and was the lead manager of the Nicholas-Applegate US Growth Equity Offshore Fund.

     Effective October 1, 2000, Richard T. Saler and Philip A. Schwartz will share responsibility for the day-to-day management of the International Core Growth Fund, the Emerging Countries Fund, and the international portion of the Worldwide Growth Fund. Mr. Saler has over 13 years of experience in international investments. He is Senior Vice President of Pilgrim Investments and held a similar position with Lexington Management Corporation ("LMC") prior to that firm's recent acquisition by the parent company of Pilgrim Investments. Mr. Saler is a member of an investment management team that manages both the Pilgrim Global Corporate Leaders Fund and the Pilgrim International Fund (formerly the Lexington Global Corporate Leaders Fund and the Lexington International Fund, respectively), and he is the lead manager for the latter fund. Mr. Saler has focused on international markets since joining LMC in 1986.

     Mr. Schwartz has over 12 years experience in international investments. He is a Vice President at Pilgrim Investments, and held the same position with LMC prior to that firms' recent acquisition. He is also a Chartered Financial Analyst and a member of the New York Society of Security Analysts. Mr. Schwartz is a member of an investment management team that manages both the Pilgrim Global Corporate Leaders Fund and Pilgrim International Fund. Prior to joining LMC in 1993, he was Vice President of European Research Sales with Cheuvreux De Virieu in Paris and New York, serving the institutional market. Prior to Cheuvreux, Mr. Schwartz was affiliated with Olde and Co. and Kidder, Peabody as a stockbroker.

     Effective October 1, 2000, Andrew Chow, Vice President and Portfolio Manager of Pilgrim Investments, will be primarily responsible for the day-to-day management of Convertible Fund. Prior to joining Pilgrim Investments in August, 2000, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund since 1998. He joined Conseco in 1991 where he was also responsible for managing convertible securities accounts.

     Following the assumption of portfolio management duties by Pilgrim Investments, portfolio turnover may be higher than usual in connection with the potential restructuring of the holdings of these Funds to reflect the management style of Pilgrim Investments. Such potential restructuring may result in transactional costs for the Funds and may result in accelerated capital gain distributions as a result of the turnover.

2. CHANGE IN DESCRIPTION OF INVESTMENT STRATEGY FOR PILGRIM WORLDWIDE GROWTH
   FUND.

     Effective October 1, 2000, the following disclosure will replace the disclosure under "Pilgrim Worldwide Growth Fund -- Investment Strategy" on page 6 of the International Equity Funds Prospectus:

     Under normal conditions the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which normally includes the U.S. The Fund normally invests at least 75% of its total assets in common stock. The Fund may invest in companies located in countries with emerging securities markets when the Adviser believes they present attractive investment opportunities.

     In considering common stock of US companies, the Adviser selects companies that it believes have above average prospects for growth. The companies may have a large, medium or small market capitalization. The Adviser seeks companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years in the U.S. This trend-oriented approach is combined with fundamental research to guide stock selection and the structure of the U.S. portion of the portfolio.

     In considering the common stock of non-U.S. companies, the Adviser selects companies that it believes offer the best relative value in a number of different categories and, as a result, the best prospects for capital appreciation. Such categories may include, but are not limited to, companies affected by important socio-economic trends (as described above in the case of U.S. stock selection); companies based in certain regions; and companies operating in major economic sectors. This relative value seeking approach is combined with fundamental research to guide stock selection and the structure of the non-U.S. portion of the portfolio.

     From time to time, the Adviser reviews the allocation between U.S. stocks and non-U.S. stocks with reference to the corresponding breakdown of market capitalization in the major indices of global stocks and to other factors deemed appropriate by the Adviser.

                    SAVE THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                           SEC FILE NO. 33-56094

                                  PILGRIM FUNDS

           Supplement dated August 14, 2000 to the Class Q Prospectus dated July 31, 2000
        (This supplement supercedes the Supplement dated July 31, 2000.)

1. TERMINATION OF SUB-ADVISER FOR PILGRIM LARGECAP GROWTH FUND, PILGRIM WORLDWIDE GROWTH FUND, PILGRIM INTERNATIONAL CORE GROWTH FUND, PILGRIM EMERGING COUNTRIES FUND, AND PILGRIM CONVERTIBLE FUND.

     Effective October 1, 2000, Nicholas-Applegate Capital Management ("NACM") will no longer serve as Sub-Adviser of Pilgrim Convertible Fund ("Convertible Fund"), Pilgrim LargeCap Growth Fund ("LargeCap Growth Fund"), Pilgrim Worldwide Growth Fund ("Worldwide Growth Fund"), Pilgrim International Core Growth Fund ("International Core Growth Fund") and Pilgrim Emerging Countries Fund ("Emerging Countries Fund") (collectively, the "Funds"). NACM currently serves as a Sub-Adviser to Pilgrim Investments, Inc. ("Pilgrim Investments") which is the Adviser for those Funds. Effective October 1, 2000, Pilgrim Investments will manage directly these Funds under its existing Investment Management Agreement. The fees payable to Pilgrim Investments for serving as Adviser will not change.

     Effective October 1, 2000, Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of Pilgrim Investments, and Thomas J. Sullivan, Vice President and Portfolio Manager of Pilgrim Investments, will share responsibility for the day-to-day management of LargeCap Growth Fund. Ms. Lisanti also will be primarily responsible for the day-to-day management of the domestic equity component of Worldwide Growth Fund. The biography for Ms. Lisanti is set forth in the Prospectus. Thomas J. Sullivan was a Partner and Equity Trader for First NY Securities, LLC in New York from April, 2000 to August, 2000. From April, 1994 to March, 2000, Mr. Sullivan was Vice President and portfolio manager at NACM and part of the team that managed LargeCap Growth Fund. Mr. Sullivan was also the co-manager of the Pilgrim MidCap Growth Fund during that time and was the lead manager of the Nicholas-Applegate US Growth Equity Offshore Fund.

     Effective October 1, 2000, Richard T. Saler and Philip A. Schwartz will share responsibility for the day-to-day management of the International Core Growth Fund, the Emerging Countries Fund, and the international portion of the Worldwide Growth Fund. Mr. Saler has over 13 years of experience in international investments. He is Senior Vice President of Pilgrim Investments and held a similar position with Lexington Management Corporation ("LMC") prior to that firm's recent acquisition by the parent company of Pilgrim Investments. Mr. Saler is a member of an investment management team that manages both the Pilgrim Global Corporate Leaders Fund and the Pilgrim International Fund (formerly the Lexington Global Corporate Leaders Fund and the Lexington International Fund, respectively), and he is the lead manager for the latter fund. Mr. Saler has focused on international markets since joining LMC in 1986.

     Mr. Schwartz has over 12 years experience in international investments. He is a Vice President at Pilgrim Investments, and held the same position with LMC prior to that firms' recent acquisition. He is also a Chartered Financial Analyst and a member of the New York Society of Security Analysts. Mr. Schwartz is a member of an investment management team that manages both the Pilgrim Global Corporate Leaders Fund and Pilgrim International Fund. Prior to joining LMC in 1993, he was Vice President of European Research Sales with Cheuvreux De Virieu in Paris and New York, serving the institutional market. Prior to Cheuvreux, Mr. Schwartz was affiliated with Olde and Co. and Kidder, Peabody as a stockbroker.

     Effective October 1, 2000, Andrew Chow, Vice President and Portfolio Manager of Pilgrim Investments, will be primarily responsible for the day-to-day management of Convertible Fund. Prior to joining Pilgrim Investments in August, 2000, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund since 1998. He joined Conseco in 1991 where he was also responsible for managing convertible securities accounts.

     Following the assumption of portfolio management duties by Pilgrim Investments, portfolio turnover may be higher than usual in connection with the potential restructuring of the holdings of these Funds to reflect the management style of Pilgrim Investments. Such potential restructuring may result in transactional costs for the Funds and may result in accelerated capital gain distributions as a result of the turnover.

2. CHANGE IN DESCRIPTION OF INVESTMENT STRATEGY FOR PILGRIM WORLDWIDE GROWTH
   FUND.

     Effective October 1, 2000, the following disclosure will replace the disclosure under "Pilgrim Worldwide Growth Fund -- Investment Strategy" on page 30 of the Prospectus:

     Under normal conditions the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which normally includes the U.S. The Fund normally invests at least 75% of its total assets in common stock. The Fund may invest in companies located in countries with emerging securities markets when the Adviser believes they present attractive investment opportunities.

     In considering common stock of US companies, the Adviser selects companies that it believes have above average prospects for growth. The companies may have a large, medium or small market capitalization. The Adviser seeks companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years in the U.S. This trend-oriented approach is combined with fundamental research to guide stock selection and the structure of the U.S. portion of the portfolio.

     In considering the common stock of non-U.S. companies, the Adviser selects companies that it believes offer the best relative value in a number of different categories and, as a result, the best prospects for capital appreciation. Such categories may include, but are not limited to, companies affected by important socio-economic trends (as described above in the case of U.S. stock selection); companies based in certain regions; and companies operating in major economic sectors. This relative value seeking approach is combined with fundamental research to guide stock selection and the structure of the non-U.S. portion of the portfolio.

     From time to time, the Adviser reviews the allocation between U.S. stocks and non-U.S. stocks with reference to the corresponding breakdown of market capitalization in the major indices of global stocks and to other factors deemed appropriate by the Adviser.

                    SAVE THIS SUPPLEMENT FOR FUTURE REFERENCE